Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jan. 06, 2016
Document Effective Date	Jan. 06, 2016
Prospectus Date	Dec. 31, 2015
Villere Balanced Fund | Investor Class
Prospectus:
Trading Symbol	VILLX
Villere Equity Fund | Investor Class
Prospectus:
Trading Symbol	VLEQX